Expenses by Nature - Schedule of Staff Costs (Details) - Staff Cost [Member]	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Staff Costs [Line Items]
Staff costs	RM 1,662,552	$ 379,630	RM 1,493,482
Director fee [Member]
Schedule of Staff Costs [Line Items]
Staff costs	770,000	175,823	880,000
Salaries and wages [Member]
Schedule of Staff Costs [Line Items]
Staff costs	826,334	188,687	549,675
Contributions to social security contribution plan [Member]
Schedule of Staff Costs [Line Items]
Staff costs	65,218	14,892	52,431
Welfare expenses [Member]
Schedule of Staff Costs [Line Items]
Staff costs	RM 1,000	$ 228	RM 11,376